Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

On July 19, 2024, the Company received notice that the Tinbu Plaintiff’s requested a voluntary dismissal of their claims. The Tinbu Complaints have been voluntarily dismissed without prejudice by the District Court of Appeal of the State of Florida Second District and the Circuit Court of the Thirteenth Judicial Circuit in and for Hillsborough County, Florida, indicating that no further action will be pursued by the plaintiffs in Florida State Court at this time. The District Court of Appeals also denied the Tinbu Plaintiff’s motion for attorney’s fees and costs.

On August 14, 2024, the Company announced that it would close on the acquisition of SportLocker.com on September 1, 2024. SportLocker has already been rebranded as Sports.com, and is now set to develop a premier platform for sports fans worldwide over the course of 2024/25. Sports.com is fast becoming a digital sports entertainment platform, introducing an immersive experience that combines innovative technology, expansive content, and community-driven features.

Also on August 14, 2024, the Company announced that its subsidiary, Sports.com, has expanded its partnership with Bango PLC (AIM: BGO), (“Bango”), the global leader in subscription bundling and digital commerce solutions. The partnership is designed to expand Sports.com’s reach to new markets worldwide through Bango’s extensive international distribution network. Sports.com had already successfully completed its integration with Bango’s Digital Vending Machine®, which allows for seamless distribution of its sports content platform to millions of potential new users globally. The partnership targets the launch of Sports.com into 40 markets, focusing primarily on North America and Europe, with additional expansions into 5-6 markets across Latin America and the Asia Pacific region. The priority markets identified include the US, UK, Ireland, Chile, and Mexico, where the Company expects to see substantial engagement from sports fans.

On August 16, 2024 the company received and processed a conversion notice from United Capital Investments London Limited for conversion of $682,858.98 and accrued interest of $67,141.02 for a total of $750,000 at an adjusted conversion price based on market conditions.

Between the Balance Sheet date and the filing of this report, the Company also received and processed conversion notices from certain other holders of convertible notes with cumulative principal of $635,000, and cumulative interest of $32,202.77 for a total of $667,202.77.

The accounting effect of the conversions described above will be to decrease the balance of convertible notes by $1,317,859 and decrease accrued interest by $99,343.79 with a corresponding increase in stockholder’s equity.

Note 17. Subsequent Events

As reported on form 8-K filed with the SEC on February 9, 2024, on February 5, 2024, the Company entered into a Memorandum of Understanding (the “MOU”) with WA Technology Group Limited (“WATG”), whereby the Company has agreed to pay WATG a total of $500,000 US dollars in restricted common stock at a price of $3.00 per share. A second payment by Lottery.com to WATG shall be due in five years and 2 months from the date of the definitive agreement to be signed by the parties at a later date. The total consideration for the second payment is the equivalent of $500,000 US dollars in restricted common stock at market value on the date the second payment is due. In addition, the Company will nominate an individual (at a later date) from WATG to act as a dedicated consultant to the Company for the purpose of expanding its brand, ticket sales and global operations. In exchange, the Company shall own a non-exclusive perpetual single use license for WATG’s Lottery Player & Account Management Software (“PAM”) and WATG shall provide its full spectrum of iGaming solutions to the Company to manage its global growth strategy. The parties shall co-operate and collaborate with one another’s businesses and shall enter a more definitive agreement at a later date.

As reported on form 8-K filed with the SEC on February 21, 2024, on February 15, 2024, the Company entered into a Memorandum of Understanding (the “MOU”) with S&MI Ltd. (“SportLocker.com”), whereby it agreed to pay the shareholders of S&MI Ltd. a total of $1,000,000 in restricted common stock at a valuation of $3.00 per share. The first payment of $150,000 in restricted common stock (50,000 shares) of the Company is due and payable not later than June 15, 2024. The remaining payments in restricted common stock to the shareholders of S&MI Ltd. by the Company will be made as follows: (i) a second payment of $212,500 (70,833 shares) due on or before August 14, 2024; (ii) a third payment, of $212,500 (70,833 shares) due on or before November 12, 2024; (iii) a fourth payment of $212,500 (70,833 shares) due on or before February 10, 2025; and (vi) a final and fifth payment of $212,500 (70,834 shares) due on or before May 16, 2025. The terms and conditions set forth in the MOU shall be incorporated into a definitive agreement to be entered into by the parties with a Closing Date on or before June 30, 2024 or at a date agreeable to both parties.

In addition, the Company has agreed to make available to the business of SportLocker.com, cash, media credits or combination thereof over the twelve months following the Closing Date as additional capital investment into the business plan, to facilitate brand awareness, user acquisition and general performance marketing and promotion, influencer and subscription campaigns and branding activities of S&MI’s streaming and social engagement, subject to the Company successfully raising a minimum of new capital.

On March 7, 2024, Sports.com, a wholly-owned subsidiary of the Company, announced by press release that it has launched the “Sports.com App”. The App (which is available for download for free from all major app stores) connects sports content with audiences worldwide. By uniting a diverse community of sports enthusiasts across various genres, demographics, and countries, Sports.com plans to eliminate multiple cultural barriers and foster a global sports community.

On March 28, 2024, Sports.com, a wholly-owned subsidiary of the Company, announced by press release that it has obtained the rights to live stream the March 31, 2024 heavyweight title fight between Frazier Clarke and Fabio Wardley. The live stream was available to view for free for millions of sports fans in Africa, via the Sports.com website.

The live streaming event is the result of a partnership between Sports.com, BOXXER, the fast-growing UK boxing promotional company, and Sky Sports in the UK and Ireland. Sports.com had entered into an agreement with BOXXER to provide live coverage through the Sports.com platform in Africa, via local telecom partners such as Vodacom, which will provide free access to millions of viewers.

This partnership underscores Sports.com’s commitment to bringing inclusivity, innovation, and entertainment to sports. To view the live streaming event on Sports.com, African-based sports fans were able to sign up via local mobile operators to watch the fight on the Sports.com platform. Sports.com’s strategic intent is to provide more such content to sports fans in underserved markets including those in the Middle East and Africa.

On April 1, 2024, Lottery.com resumed its sweepstakes offerings through its partnership with the WinTogether.org foundation (DBA: DonateTo.Win). The initial sweepstakes will be active until at least September 30, 2024.

On April 22, 2024, the Company, by and through its outside legal counsel, issued a cease and desist notice to PR Fire Limited, a U.K. based firm and Mr. Samuel Allcock, its CEO, for unlawful attempts to manipulate the public markets by disseminating false and misleading statements about the Company, its current officers and directors in certain articles caused to be published by PR Fire Limited. The Company’s outside legal counsel reported the matter to the proper authorities.

On April 24, 2024, the Company, by and through its outside legal counsel, issued a cease and desist notice to certain individuals and entities in participation with a common scheme and acting in concert to financial harm to the Company by privately and publicly disseminating false and misleading statements about the Company, its current officers and directors. The Company’s outside legal counsel reported the matter to the proper authorities.

On April 29, 2024, the Board of Directors of the Company approved the addition of Mr. Warren Macal as a member of the Company’s Board of Directors. Macal’s nomination follows the December 2023 $18 million investment commitment from Prosperity Investment Management subject to due diligence.